Shareholder Report, Line Graph (Details) - USD ($)							2 Months Ended	7 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended			13 Months Ended	14 Months Ended	19 Months Ended		20 Months Ended	21 Months Ended	24 Months Ended		25 Months Ended	31 Months Ended		33 Months Ended	36 Months Ended		37 Months Ended	43 Months Ended		45 Months Ended	48 Months Ended		49 Months Ended	55 Months Ended		57 Months Ended	60 Months Ended		67 Months Ended	69 Months Ended	72 Months Ended	79 Months Ended	81 Months Ended	84 Months Ended	91 Months Ended	93 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	120 Months Ended
	Mar. 15, 2024	Mar. 26, 2021	Oct. 30, 2020	Feb. 09, 2018	Apr. 07, 2017	Oct. 31, 2015	Apr. 30, 2024	Oct. 31, 2021	Oct. 31, 2017	Oct. 31, 2024	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2016	Apr. 30, 2022	Apr. 30, 2025	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2017	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2018	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2019	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
American Funds College 2042 Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2042 Fund — Class 529-A (with sales charge)
Accumulated Value	$ 9,653						$ 9,498			$ 10,434						$ 10,421			$ 12,581
American Funds College 2042 Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2042 Fund — Class 529-C (with sales charge)
Accumulated Value	10,000						9,830			10,760						10,720			12,882
American Funds College 2042 Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2042 Fund — Class 529-E
Accumulated Value	10,000						9,840			10,800						10,784			13,001
American Funds College 2042 Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2042 Fund — Class 529-T (with sales charge)
Accumulated Value	9,747						9,591			10,556						10,564			12,765
American Funds College 2042 Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2042 Fund — Class 529-F-1
Accumulated Value	10,000						9,840			10,820						10,836			13,084
American Funds® College 2042 Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2042 Fund — Class 529-F-2
Accumulated Value	10,000						9,840			10,830						10,839			13,100
American Funds® College 2042 Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2042 Fund — Class 529-F-3
Accumulated Value	10,000						9,840			10,830						10,848			13,118
American Funds® College 2039 Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2039 Fund — Class 529-A (with sales charge)
Accumulated Value		$ 9,653						$ 10,656							$ 8,930		$ 8,203						$ 9,157	$ 8,978					$ 10,722	$ 11,762					$ 11,803	$ 13,970
American Funds® College 2039 Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2039 Fund — Class 529-C (with sales charge)
Accumulated Value		10,000						11,010							9,190		8,417						9,361	9,146					10,884	11,899					11,891	14,026
American Funds® College 2039 Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2039 Fund — Class 529-E
Accumulated Value		10,000						11,040							9,237		8,484						9,452	9,267					11,060	12,115					12,147	14,361
American Funds® College 2039 Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2039 Fund — Class 529-T (with sales charge)
Accumulated Value		9,747						10,770							9,035		8,321						9,298	9,137					10,920	11,995					12,050	14,280
American Funds® College 2039 Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2039 Fund — Class 529-F-1
Accumulated Value		10,000						11,050							9,266		8,533						9,531	9,367					11,193	12,295					12,347	14,632
American Funds® College 2039 Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2039 Fund — Class 529-F-2
Accumulated Value		10,000						11,060							9,281		8,547						9,547	9,382					11,222	12,327					12,380	14,675
American Funds® College 2039 Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2039 Fund — Class 529-F-3
Accumulated Value		10,000						11,060							9,289		8,555						9,558	9,393					11,249	12,355					12,414	14,723
American Funds® College 2036 Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2036 Fund — Class 529-A (with sales charge)
Accumulated Value				$ 9,653							$ 9,373									$ 10,434						$ 11,248						$ 14,415						$ 11,454				$ 12,391			$ 15,858			$ 18,371
American Funds® College 2036 Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2036 Fund — Class 529-C (with sales charge)
Accumulated Value				10,000							9,670									10,683						11,443						14,558						11,476				12,335			15,657			18,003
American Funds® College 2036 Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2036 Fund — Class 529-E
Accumulated Value				10,000							9,700									10,786						11,606						14,834						11,769				12,709			16,209			18,738
American Funds® College 2036 Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2036 Fund — Class 529-T (with sales charge)
Accumulated Value				9,747							9,474									10,579						11,431						14,680						11,699				12,700			16,281			18,903
American Funds® College 2036 Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2036 Fund — Class 529-F-1
Accumulated Value				10,000							9,730									10,865						11,753						15,090						12,015				13,041			16,707			19,397
American Funds® College 2036 Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2036 Fund — Class 529-F-2
Accumulated Value			$ 10,000										$ 12,844								$ 10,231						$ 11,110						$ 14,242						$ 16,554
American Funds® College 2036 Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2036 Fund — Class 529-F-3
Accumulated Value			10,000										12,856								10,255						11,136						14,290						16,607
American Funds College 2033 Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2033 Fund — Class 529-A (with sales charge)
Accumulated Value						$ 9,649								$ 9,951								$ 11,757						$ 11,665						$ 12,943						$ 14,007			$ 17,137			$ 14,185			$ 14,956		$ 18,377	$ 20,688
American Funds College 2033 Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2033 Fund — Class 529-C (with sales charge)
Accumulated Value						10,000								10,221								11,982						11,792						12,988						13,965			17,086			14,143			14,911		18,322	20,626
American Funds College 2033 Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2033 Fund — Class 529-E
Accumulated Value						10,000								10,278								12,115						11,992						13,275						14,335			17,499			14,458			15,202		18,652	20,939
American Funds College 2033 Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2033 Fund — Class 529-T (with sales charge)
Accumulated Value					$ 9,752				$ 10,726									$ 10,670							$ 11,864						$ 12,867						$ 15,771				$ 13,090			$ 13,832			$ 17,055			$ 19,230
American Funds College 2033 Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2033 Fund — Class 529-F-1
Accumulated Value						10,000								10,321								12,223						12,151						13,522						14,673			17,978			14,915			15,751		19,404	21,885
American Funds College 2033 Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2033 Fund — Class 529-F-2
Accumulated Value			10,000										12,262								10,176						10,759						13,267						14,974
American Funds College 2033 Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2033 Fund — Class 529-F-3
Accumulated Value			10,000										12,277								10,195						10,784						13,304						15,029
American Funds College 2030 Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2030 Fund — Class 529-A (with sales charge)
Accumulated Value						9,650								9,981								11,394						11,385						12,616						13,313			15,582			13,512			13,869		16,455	18,086
American Funds College 2030 Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2030 Fund — Class 529-C (with sales charge)
Accumulated Value						10,000								10,257								11,613						11,518						12,663						13,264			15,524			13,461			13,817		16,393	18,018
American Funds College 2030 Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2030 Fund — Class 529-E
Accumulated Value						10,000								10,313								11,746						11,705						12,941						13,626			15,911			13,769			14,104		16,699	18,303
American Funds College 2030 Fund® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2030 Fund — Class 529-T (with sales charge)
Accumulated Value					9,749				10,532									10,538							11,704						12,371						14,509				12,622			12,996			15,455			17,033
American Funds College 2030 Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2030 Fund — Class 529-F-1
Accumulated Value						10,000								10,355								11,845						11,860						13,181						13,938			16,343			14,201			14,615		17,374	19,134
American Funds College 2030 Fund® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2030 Fund — Class 529-F-2
Accumulated Value			10,000										11,730								10,207						10,506						12,498						13,774
American Funds College 2030 Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2030 Fund — Class 529-F-3
Accumulated Value			10,000										11,745								10,219						10,532						12,535						13,820
American Funds College 2027 Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2027 Fund — Class 529-A (with sales charge)
Accumulated Value						9,654								10,011								11,088						11,076						12,209						12,746			14,160			12,532			12,717		14,538	15,676
American Funds College 2027 Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2027 Fund — Class 529-C (with sales charge)
Accumulated Value						10,000								10,286								11,312						11,212						12,272						12,710			14,120			12,497			12,680		14,496	15,632
American Funds College 2027 Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2027 Fund — Class 529-E
Accumulated Value						10,000								10,345								11,431						11,391						12,531						13,052			14,460			12,775			12,936		14,750	15,871
American Funds College 2027 Fund® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2027 Fund — Class 529-T (with sales charge)
Accumulated Value					9,752				10,360									10,368							11,456						11,978						13,335				11,830			12,043			13,800			14,911
American Funds College 2027 Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2027 Fund — Class 529-F-1
Accumulated Value						10,000								10,387								11,531						11,550						12,769						13,357			14,856			13,185			13,403		15,355	16,593
American Funds College 2027 Fund® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2027 Fund — Class 529-F-2
Accumulated Value			10,000										11,135								9,888						10,053						11,525						12,462
American Funds College 2027 Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College 2027 Fund — Class 529-F-3
Accumulated Value			10,000										11,141								9,900						10,079						11,560						12,507
American Funds College Enrollment Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College Enrollment Fund — Class 529-A (with sales charge
Accumulated Value						9,747								9,915								9,945						9,834						10,374						10,928			10,921			9,965			10,128		11,134	11,890
American Funds College Enrollment Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College Enrollment Fund — Class 529-C (with sales charge)
Accumulated Value						10,000								10,096								10,045						9,857						10,324						10,802			10,795			9,850			10,011		11,006	11,754
American Funds College Enrollment Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College Enrollment Fund — Class 529-E
Accumulated Value						10,000								10,149								10,167						10,019						10,552						11,100			11,065			10,074			10,209		11,208	11,944
American Funds College Enrollment Fund® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College Enrollment Fund — Class 529-T (with sales charge)
Accumulated Value					9,753				9,832									9,738							10,294						10,868						10,882				9,954			10,146			11,179			11,962
American Funds College Enrollment Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College Enrollment Fund — Class 529-F-1
Accumulated Value						10,000								10,189								10,257						10,155						10,744						11,345			11,354			10,377			10,575		11,644	12,464
American Funds College Enrollment Fund® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College Enrollment Fund — Class 529-F-2
Accumulated Value			10,000										10,017								9,168						9,348						10,301						11,030
American Funds College Enrollment Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds College Enrollment Fund — Class 529-F-3
Accumulated Value			10,000										10,023								9,177						9,363						10,324						11,059
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,000	9,852	11,680	11,049	11,240	10,493		14,291	10,451	10,554	11,044	9,974	11,861	13,651	11,997	12,203	12,921	10,835	10,985	13,560	13,162	13,441	13,870	13,290	15,162	14,876	18,810	18,551	15,857	14,898	18,414	21,260	16,062	22,531	17,397	18,154	17,691	24,862	19,995	24,416	21,230	27,597	29,654	23,383	33,517	32,272	39,196
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value			10,000		10,000	10,000			10,220				9,952	10,437				10,010			8,391	10,531			11,162		8,421	10,315			11,853		9,309	11,502			11,796		9,883	12,214	9,946		12,155	9,982		10,249	11,034		10,286	11,714	11,370	12,071
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,000	10,000	$ 10,000	10,000	10,000	$ 9,841	$ 10,175	10,220	$ 10,364	$ 9,953		9,952	10,437	$ 9,212	$ 10,630	$ 8,580	10,010	$ 11,003	$ 11,099	8,391	10,531	$ 9,172	$ 8,610	11,162	$ 11,785	8,421	10,315	$ 9,038	$ 9,518	11,853	$ 11,729	9,309	11,502	$ 9,763	$ 10,104	11,796	$ 9,890	9,883	12,214	9,946	$ 9,925	12,155	9,982	$ 10,972	10,249	11,034	$ 11,647	10,286	11,714	11,370	12,071
Bloomberg U.S. Aggregate 1-5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate 1-5 Years Index
Accumulated Value			$ 10,000		$ 10,000	$ 10,000			$ 10,094				$ 9,947	$ 10,219				$ 10,063			$ 9,222	$ 10,281			$ 10,709		$ 9,483	$ 10,249			$ 11,154		$ 10,153	$ 10,907			$ 11,095		$ 10,735	$ 11,361	$ 10,287		$ 11,300	$ 10,577		$ 10,477	$ 11,325		$ 10,773	$ 11,974	$ 11,535	$ 12,196